INVESTMENT IN ASSOCIATED COMPANIES (Details) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	May 31, 2013	Jun. 30, 2017 USD ($) vessel Rate	Jun. 30, 2016 USD ($) Rate	Dec. 31, 2016 USD ($) Rate	May 31, 2014 USD ($)
Summarized balance sheet information [Abstract]
Current assets			$ 126,227		$ 122,675
Non-current assets			1,035,580		1,094,442
Total assets			1,161,807		1,217,117
Current liabilities			112,524		107,026
Non-current liabilities			1,049,192		1,109,961
Total liabilities			1,161,716		1,216,987
Total shareholders' equity			91		130
Statement of operations information [Abstract]
Net operating revenues			38,987	$ 40,565	80,269
Net income			13,855	$ 14,322	$ 27,765
Term loan facility, amount outstanding			$ 1,694,603
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate			100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets			$ 34,296		$ 33,763
Non-current assets			320,093		335,229
Total assets			354,389		368,992
Current liabilities			28,020		25,512
Non-current liabilities			326,333		343,426
Total liabilities			354,353		368,938
Total shareholders' equity			36		54
Statement of operations information [Abstract]
Operating revenues			10,879	$ 11,112	22,088
Net operating revenues			10,879	11,112	22,088
Net income			$ 3,382	3,520	6,778
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | vessel			1
Principle debt amount	$ 390,000
Debt term	5 years
Term loan facility, amount outstanding			$ 237,100
Dividends			$ 3,400	$ 43,000	$ 46,300
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate			100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets			$ 39,690		$ 38,351
Non-current assets			308,941		326,562
Total assets			348,631		364,913
Current liabilities			32,373		29,280
Non-current liabilities			316,248		335,603
Total liabilities			348,621		364,883
Total shareholders' equity			10		30
Statement of operations information [Abstract]
Operating revenues			11,614	$ 11,738	23,292
Net operating revenues			11,614	11,738	23,292
Net income			$ 3,730	3,350	6,424
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | vessel			1
Principle debt amount						$ 375,000
Debt term		6 years
Term loan facility, amount outstanding			$ 265,000
Dividends			$ 3,800	$ 22,000	$ 25,100
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate			100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets			$ 52,241		$ 50,561
Non-current assets			406,546		432,651
Total assets			458,787		483,212
Current liabilities			52,131		52,234
Non-current liabilities			406,611		430,932
Total liabilities			458,742		483,166
Total shareholders' equity			45		46
Statement of operations information [Abstract]
Operating revenues			16,494	$ 17,715	34,889
Net operating revenues			16,494	17,715	34,889
Net income			6,743	7,452	14,563
Principle debt amount	$ 475,000
Debt term	5 years
Term loan facility, amount outstanding			332,500
Dividends			$ 7,300	32,000	42,100
SFL Hercules and SFL Taurus [Member]
Statement of operations information [Abstract]
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | vessel			2
Customer Concentration Risk [Member]
Statement of operations information [Abstract]
Operating revenues			$ 38,987	$ 40,565	$ 80,269
Financial Guarantee [Member] | SFL Deepwater [Member]
Statement of operations information [Abstract]
Term loan facility, amount guaranteed			75,000
Financial Guarantee [Member] | SFL Hercules [Member]
Statement of operations information [Abstract]
Term loan facility, amount guaranteed			70,000
Financial Guarantee [Member] | SFL Linus [Member]
Statement of operations information [Abstract]
Term loan facility, amount guaranteed			$ 90,000